Impairment of Goodwill and Other Non-Current Assets - Summary of Carrying Value of Individual Items of Assets (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets	₽ 7,222	₽ 6,081	₽ 5,202
Individual assets [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets	2,571
Individual assets [member] | Southern Kuzbass Coal Company (SKCC) [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets	2,533
Individual assets [member] | Other Subsidiaries [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets	₽ 38
Individual assets [member] | Intangible exploration and evaluation assets [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets		1,529
Individual assets [member] | Intangible exploration and evaluation assets [member] | Southern Kuzbass Coal Company (SKCC) [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets		₽ 1,529